Commitments and Contingencies (Narrative) (Q2) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Warranty Liability [Line Items]
Accrued warranty liabilities	$ 32	$ 34	$ 32
Maximum
Product Warranty Liability [Line Items]
Standard product warranty period	20 years	20 years